Document And Entity Information	Jun. 06, 2023
Document Information [Line Items]
Entity, Registrant Name	Vistagen Therapeutics, Inc.
Document, Type	8-K
Document, Period End Date	Jun. 06, 2023
Entity, Incorporation, State or Country Code	NV
Entity, File Number	000-54014
Entity, Tax Identification Number	20-5093315
Entity, Address, Address Line One	343 Allerton Ave.
Entity, Address, City or Town	South San Francisco
Entity, Address, State or Province	CA
Entity, Address, Postal Zip Code	94080
City Area Code	650
Local Phone Number	577-3600
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	VTGN
Security Exchange Name	NASDAQ
Entity, Emerging Growth Company	false
Current Fiscal Year End Date	--03-31
Amendment Flag	false
Entity, Central Index Key	0001411685